UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THE McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2013 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.1%
	Shares	Value

AUSTRALIA — 5.5%
Australia & New Zealand Banking Group	190,000	$5,267,594
CSL	55,000	3,151,774
Newcrest Mining	175,000	4,271,275

		12,690,643

BRAZIL — 1.2%
Vale ADR, Cl B	140,000	2,823,800

CANADA — 2.8%
Potash Corp of Saskatchewan	75,000	3,181,409
Talisman Energy	275,000	3,430,445

		6,611,854

FRANCE — 7.1%
AXA	220,000	4,073,300
BNP Paribas	85,000	5,331,682
Capgemini	90,000	4,337,518
European Aeronautic Defence and Space	60,000	2,818,379

		16,560,879

GERMANY — 6.7%
Allianz	40,000	5,720,103
Bayer	50,000	4,932,808
Bayerische Motoren Werke	50,000	5,032,578

		15,685,489

GREECE — 1.7%
Coca-Cola Hellenic Bottling	150,000	3,899,145

HONG KONG — 3.3%
Galaxy Entertainment Group*	900,000	4,055,832
New World Development	2,000,000	3,677,390

		7,733,222

ISRAEL — 1.6%
Teva Pharmaceutical Industries ADR	100,000	3,799,000

ITALY — 1.8%
Tenaris	200,000	4,191,665

JAPAN — 23.5%
Astellas Pharma	70,000	3,570,568
Canon	115,000	4,240,357
Daiwa House Industry	200,000	3,679,597
Denso	70,000	2,623,274
East Japan Railway	75,000	5,078,895
Fanuc	25,000	3,903,682
KDDI	60,000	4,470,743

THE ADVISORS’ INNER CIRCLE FUND	THE McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2013 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

JAPAN — (continued)
Komatsu	200,000	$5,336,401
Kubota	420,000	4,804,734
Kuraray	275,000	3,537,694
Mitsubishi UFJ Financial Group	900,000	5,138,067
Nissan Chemical Industries	300,000	3,632,479
Seven & I Holdings	150,000	4,572,650

		54,589,141

NORWAY — 1.8%
Statoil ADR	160,000	4,244,800

SINGAPORE — 1.4%
DBS Group Holdings	275,000	3,323,639

SOUTH KOREA — 1.6%
Hyundai Motor*	20,000	3,765,181

SPAIN — 5.0%
Banco Santander	500,000	4,193,702
Inditex	25,000	3,502,104
Red Electrica	70,000	3,896,701

		11,592,507

SWEDEN — 3.6%
Nordea Bank	350,000	3,858,575
Volvo, Cl B	300,000	4,436,517

		8,295,092

SWITZERLAND — 8.0%
ABB	210,000	4,502,142
Credit Suisse Group	135,000	3,988,468
Novartis	85,000	5,788,028
Zurich Insurance Group	15,000	4,313,015

		18,591,653

TAIWAN — 3.0%
Hon Hai Precision Industry	1,119,250	3,199,319
Taiwan Semiconductor Manufacturing ADR	215,000	3,814,100

		7,013,419

UNITED KINGDOM — 19.5%
Anglo American	110,000	3,290,024
BG Group	250,000	4,439,230
Centrica	775,000	4,302,962
Diageo	150,000	4,463,805
Royal Dutch Shell ADR, Cl B	45,000	3,272,400
Royal Dutch Shell, Cl B	75,000	2,727,748
SABMiller	110,000	5,493,547
Standard Chartered	157,500	4,188,830

THE ADVISORS’ INNER CIRCLE FUND	THE McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2013 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — (continued)
Vodafone Group ADR	150,000	$4,098,000
WPP	300,000	4,715,889
Xstrata	230,000	4,308,352

		45,300,787

TOTAL COMMON STOCK (Cost $171,765,157)		230,711,916

SHORT-TERM INVESTMENT (A) — 0.3%
Dreyfus Cash Management, 0.050% (Cost $661,063)	661,063	661,063

TOTAL INVESTMENTS — 99.4% (Cost $172,426,220)†		$231,372,979

Percentages are based on Net Assets of $232,701,805.

*	Non-income producing security.

(A)	Rate shown is the 7-day effective yield as of January 31, 2013.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $172,426,220, and the unrealized appreciation and depreciation were $67,075,003 and $(8,128,244) respectively.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2013, all of the Fund’s investments were considered level 1.

For the quarter ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2013, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

CSM-QH-001-1900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013